Selected Statement of Operations Data - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer Segment	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Segment Reporting [Abstract]
Number of reportable segments	3
Percentage of maximum revenue from customer	10.00%	10.00%	10.00%
Number of customers accounted for more than 10% of company's revenues	0	0	0
Restructuring charge			$ 5,063
Aggregate amounts of ordinary shares	427,628	1,249,444	570,084